Property, Plant and Equipment - Summary of Changes in the Carrying Amounts of the Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	¥ 307,700	¥ 295,330
Additions	84,154	88,424
Depreciation	(73,105)	(68,295)
Other	(10,404)	(7,759)
Ending balance	308,345	307,700
Land [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	81,637	80,543
Additions	10,386	8,283
Depreciation	(6,025)	(7,087)
Other	370	(102)
Ending balance	86,368	81,637
Buildings and structures [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	130,181	135,303
Additions	30,294	18,952
Depreciation	(15,887)	(15,882)
Other	(8,529)	(8,192)
Ending balance	136,059	130,181
Machinery and equipment [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	95,882	79,484
Additions	43,474	61,189
Depreciation	(51,193)	(45,326)
Other	(2,245)	535
Ending balance	¥ 85,918	¥ 95,882